SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Deutsche Emerging Markets Equity Fund

Deutsche Latin America Equity Fund

The following information replaces similar disclosure relating to the funds in “APPENDIX I-A –BOARD MEMBER SHARE OWNERSHIP AND CONTROL PERSONS” of the funds’ Statement of Additional Information:

Dollar Range of Beneficial Ownership(1)

Board Member	Deutsche Emerging Markets Equity Fund	Deutsche Latin America Equity Fund
Independent Board Member:
John W. Ballantine	None	None
Henry P. Becton, Jr.	$1 - $10,000	None
Dawn-Marie Driscoll	None	None
Keith R. Fox	$50,001 - $100,000	$10,001 - $50,000
Paul K. Freeman	None	None
Kenneth C. Froewiss	$1 - $10,000	None
Richard J. Herring	None	None
William McClayton	None	None
Rebecca W. Rimel	None	None
William N. Searcy, Jr.	None	None
Jean Gleason Stromberg	None	None

(1) The dollar ranges are: None, $1 – $10,000, $10,001 – $50,000, $50,001 – $100,000, or over $100,000.

Please Retain This Supplement for Future Reference

April 11, 2017
SAISTKR-324